Submission	May 28, 2026
Submission [Line Items]
Central Index Key	0000070145
Registrant Name	NATIONAL FUEL GAS CO
Registration File Number	333-273926
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES